Net loss per ordinary share	6 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Net loss per ordinary share

15. Net loss per ordinary share

Basic net loss per ordinary share is computed by dividing net loss by the weighted average number of ordinary shares outstanding during each period. Diluted net loss per ordinary share includes the effect, if any, from the potential exercise or conversion of securities, such as options which would result in the issuance of incremental ordinary shares. Potentially dilutive securities outstanding as of December 31, 2022 and 2021 have been excluded from the computation of diluted weighted average shares outstanding as they would be anti-dilutive. Therefore, the weighted average number of shares used to calculate both basic and diluted net loss per share are the same.

The following potentially dilutive securities have been excluded from the computation of diluted weighted-average shares of common stock outstanding, as they would be anti-dilutive:

	Six Months Ended December 31,
	2022	2021
Stock options to purchase common stock	4,977,699	4,372,901
Conversion of convertible note	2,071,264	—
	7,048,963	4,372,901